UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) [Abstract]
Revenues	$ 9,674	$ 11,970
EXPENSES:
Voyage expenses (including $149 and $129 respectively, to related party) (Note 5)	707	244
Vessel operating expenses (including $- and $19 respectively, to related party) (Note 5)	2,224	2,352
Dry-docking costs	2,633	0
Vessel depreciation (Note 4)	2,089	2,089
Management fees-related parties (Note 5)	423	288
General and administrative expenses	663	253
Operating income	935	6,744
OTHER INCOME (EXPENSES):
Interest and finance costs	(2,159)	(2,768)
Interest income	132	0
Total other expenses, net	(2,027)	(2,768)
Net Income/ (loss)	(1,092)	3,976
Less: Deemed dividend equivalents on preferred shares related to redemption value (Note 11)	(635)	0
Less: Preferred shares dividend (Note 11)	(183)	0
Less: Deemed dividend on warrant inducement (Note 9)	(26)	0
Net income/ (loss) attributable to common shareholders	$ (1,936)	$ 3,976
Earnings/ (loss) per common share, basic (in dollars per share)	$ (18.64)	$ 76,461.53
Earnings/ (loss) per common share, diluted (in dollars per share)	$ (18.64)	$ 76,461.53
COMPREHENSIVE INCOME/(LOSS):
Net Income (loss)	$ (1,092)	$ 3,976
Change in foreign currency translation adjustments	(165)	0
Total Comprehensive Income/ (loss)	$ (1,257)	$ 3,976